787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       SunAmerica Specialty Series

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to (i) the proposed acquisition by the SunAmerica Focused Alpha Growth Fund (the “Focused Alpha Growth Fund”), a series of the Registrant, of all of the assets and liabilities of the SunAmerica Focused Alpha Growth Fund, Inc. in exchange for Class A shares of the Focused Alpha Growth Fund, and (ii) the proposed acquisition by the SunAmerica Focused Alpha Large-Cap Fund (the “Focused Alpha Large-Cap Fund”), a series of the Registrant, of all of the assets and liabilities of the SunAmerica Focused Alpha Large-Cap Fund, Inc. in exchange for Class A shares of the Focused Alpha Large-Cap Fund.

Pursuant to Rule 488, the Registration Statement designates an effective date of October 31, 2011. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8681.

Sincerely,

/s/ Armando Capasso

Enclosures

cc:        Kathleen Fuentes, SunAmerica Asset Management Corp.

Margery K. Neale, Willkie Farr & Gallagher LLP

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